Average Annual Total Returns - VIPGrowthIncomePortfolio-InvestorPRO - VIPGrowthIncomePortfolio-InvestorPRO - VIP Growth & Income Portfolio	Apr. 30, 2025
VIP Growth & Income Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	22.18%
Past 5 years	13.29%
Past 10 years	11.31%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%